Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 10 – Goodwill

The changes in the carrying amount of goodwill from Melana reporting unit and Tri-Global reporting unit are as follows:

	Melana	Tri-Global	Total
Balance as of December 31, 2020	$539,286	$473,344	$1,012,630
Foreign currency translation adjustment	(10,621)	(9,323)	(19,944)
Balance as of December 31, 2021	528,665	464,021	992,686
Foreign currency translation adjustment	(11,427)	(10,030)	(21,457)
Impairment	(517,238)	(453,991)	(971,229)
Balance as of December 31, 2022	$-	$-	$-

For the years ended December 31, 2022 and 2021, the Company record $971,229 and nil impairment loss on good will, respectively.